Provisions - Summary of Provisions (Parenthetical) (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member]	12 Months Ended
Mar. 31, 2018
Bottom of range [member]
Disclosure of other provisions [line items]
Discount rate on provision for restoration, rehabilitation and environmental liabilities	2.00%
Estimate period for cost expected to be incurred	1 year
Top of range [member]
Disclosure of other provisions [line items]
Discount rate on provision for restoration, rehabilitation and environmental liabilities	10.00%
Estimate period for cost expected to be incurred	30 years